Pension Plans And Other Post-Retirement Benefits (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2012 Pension Plans [Member]	Dec. 31, 2011 Pension Plans [Member]	Dec. 31, 2010 Pension Plans [Member]	Dec. 31, 2012 Other Postretirement Benefit Plans [Member]	Dec. 31, 2011 Other Postretirement Benefit Plans [Member]	Dec. 31, 2010 Other Postretirement Benefit Plans [Member]	Dec. 31, 2012 401(k) Savings Plans [Member]	Dec. 31, 2011 401(k) Savings Plans [Member]	Dec. 31, 2010 401(k) Savings Plans [Member]	Dec. 31, 2012 Equity Securities [Member] Pension Plans [Member]	Dec. 31, 2011 Equity Securities [Member] Pension Plans [Member]	Dec. 31, 2013 Scenario, Forecast [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation				$ 267,400	$ 210,511
Estimated net actuarial loss				8,064			1,382
Prior service cost				229			299
Transition asset				0			0
Aa-graded corporate bonds, outstanding value	50,000
Increase in pension expense due to discount rate	887
Increase in pension liabilities due to discount rate	8,956
Increase in pension expense due to expected return on assets	449
Expected return on plan assets	7.75%														7.50%
Aqua America common stock included in equity securities of pension assets	190,084 [1]	148,912	[1]	190,084	148,912	145,524	34,054	28,131	26,739				12,596	10,610
Percentage of plan assets													6.60%	6.40%
Cash contributions made by the Company				15,256	13,226		1,905	1,790
2013 expected contribution				15,954			2,875
Stock-based compensation expense										$ 2,741	$ 2,496	$ 2,035

[1]	Cash is comprised of money market funds, which are valued utilizing the net asset value per unit based on the fair value of the underlying assets as determined by the fund’s investment managers.